21. INCOME TAX AND DEFERRED TAXES (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax expense
Current tax expense	$ 11,705,092	$ 16,783,597	$ 13,655,331
Adjustment to prior year current tax	988,641	1,014,790	1,861,006
Other current tax expenses	241,520	81,792	133,953
Total current income tax expense, net	12,935,253	17,880,179	15,650,290
Deferred tax expense (benefit) related to the creation and reversal of temporary differences	162,848	(1,801,805)	(422,630)
Deferred tax expense (benefit) related to changes in the tax rate or new rates	621,687	1,464,045	1,290,432
Total deferred tax expense (benefit), net	784,535	(337,760)	867,802
Income tax expense (benefit)	$ 13,719,788	$ 17,542,419	$ 16,518,092